ADVISORSHARES DORSEY WRIGHT FSM ALL CAP WORLD ETF

Schedule of Investments

September 30, 2025 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS – 99.5%

Equity Fund – 99.5%
iShares Morningstar Growth ETF	401,848	$41,912,747
iShares MSCI USA Momentum Factor ETF(a)	166,018	42,575,316
Total Exchange Traded Funds (Cost $75,666,740)		84,488,063

MONEY MARKET FUND – 0.6%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 4.00%(b) (Cost $496,640)	496,640	496,640

Total Investments – 100.1% (Cost $76,163,380)		84,984,703
Liabilities in Excess of Other Assets – (0.1%)		(91,841)
Net Assets – 100.0%		$84,892,862

(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $11,736,691; the aggregate market value of the collateral held by the fund is $12,018,767. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $12,018,767.
(b)	Rate shown reflects the 7-day yield as of September 30, 2025.

ADVISORSHARES DORSEY WRIGHT FSM ALL CAP WORLD ETF

Schedule of Investments (continued)

September 30, 2025 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of September 30, 2025, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$84,488,063	$–	$–	$84,488,063
Money Market Fund	496,640	–	–	496,640
Total	$84,984,703	$–	$–	$84,984,703

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Equity Fund	99.5%
Money Market Fund	0.6
Total Investments	100.1
Liabilities in Excess of Other Assets	(0.1)
Net Assets	100.0%

Affiliated holdings are investments or an affiliate of the Trust. Transactions with affiliated companies during the period ended September 30, 2025 were as follows:

Affiliated Holding Name	Value at 6/30/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Number of Shares at 9/30/2025	Value at 9/30/2025	Dividend Income
Invesco S&P International Developed Low Volatility ETF	$38,800,240	$–	$(38,781,871)	$702,162	$(720,531)	–	$–	$–